Condensed Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Preference shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preference shares, shares authorized		1,000,000		1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary shares subject to possible redemption, redemption share		11,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 10.6		$ 0
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	17,995,436	668,875	17,995,436	668,875
Ordinary shares, shares outstanding	17,995,436	0	17,995,436	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		4,935,622		4,935,622
Ordinary shares, shares outstanding		4,935,622		4,935,622